LEASES - Lease Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets	$ 110,657	$ 117,882
Current portion of lease liabilities	11,623	9,416
Non-current lease liabilities	$ 155,334	$ 163,811